Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (103,447)	$ (225,812)	$ (1,989,934)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	343	13,932	25,350
Change in fair value of contingent consideration liability	0	(2,952)	0
Non-cash lease expense	1,721	3,058	2,679
Share-based compensation expense	15,841	15,452	31,557
Unit-based compensation expense	0	1,309	557
Forfeiture and cancellation of common units	0	(13)	(185)
Deferred income taxes	0	0	(11,594)
Impairment of long-lived assets	889	30,265	11,494
Goodwill and intangible assets impairments	0	60,499	1,822,089
Loss on disposal of assets	0	75	3,834
Loss (gain) from change in fair value of warrant liability	17,186	1,571	(16,638)
Other	(52)	19	285
Changes in operating assets and liabilities:
Accounts receivable	5,405	(10,036)	(7,164)
Prepaid insurance	9,077	9,773	9,384
Deposits with clearinghouse	0	14,991	1
Accounts payable and accrued liabilities	(15,618)	(7,985)	744
Due to related party	(870)	2,062	551
Deferred revenue	(3,252)	396	(2,364)
Operating lease liabilities	(3,636)	(3,029)	4,150
Customer funds payable	55,641	32,334	40
Other assets and liabilities	(431)	3,394	(2,433)
Net cash used in operating activities	(21,203)	(60,697)	(117,597)
Cash flows from investing activities:
Capitalized internal-use software development costs and other capital expenditures	(3,087)	(9,433)	(30,543)
Purchase of available-for-sale securities	(17,966)	(61,829)	(306,593)
Proceeds from the maturity of available-for-sale securities	35,187	185,765	165,175
Net cash provided by (used in) investing activities:	14,134	65,970	(171,961)
Cash flows from financing activities:
Proceeds from Concurrent Offerings, net of issuance costs	46,505	0	0
Withholding tax payments on net share settlements on equity awards	(2,690)	(2,634)	(2,586)
Proceeds from the exercise of warrants	3	0	2
Net cash provided by (used in) financing activities:	43,818	(2,634)	(2,584)
Effect of exchange rate changes	(1,501)	436	(850)
Net increase (decrease) in cash, cash equivalents, deposits, restricted cash and customer funds	35,248	3,075	(292,992)
Cash, cash equivalents, deposits, restricted cash and customer funds at the beginning of the period	118,498	115,423	408,415
Cash, cash equivalents, deposits, restricted cash and customer funds at the end of the period	153,746	118,498	115,423
Supplemental disclosure of cash flow information:
Cash paid for income taxes	0	239	0
Non-cash operating lease right-of-use asset acquired	0	3,788	11,006
Supplemental disclosure of non-cash investing and financing activity:
Capitalized internal-use software development costs and other capital expenditures included in accounts payable and accrued liabilities	0	478	3,900
Reconciliation of cash, cash equivalents, deposits, restricted cash and customer funds to consolidated balance sheets:
Cash and cash equivalents	39,049	52,882	98,332
Restricted cash	24,889	31,838	16,500
Customer funds	88,566	32,925	591
Deposits (See Note 7)	1,242	853	0
Cash, Cash Equivalents, Deposits, Restricted Cash, and Restricted Cash Equivalents	153,746	118,498	115,423
Bumped
Cash flows from investing activities:
Acquisition, net of cash acquired	0	(631)	0
Apex (Bakkt Crypto)
Cash flows from investing activities:
Acquisition, net of cash acquired	$ 0	$ (47,902)	$ 0